INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES
1 2 .	INCOME TAXES
Cayman Islands
Under the current laws of the Cayman Islands, the Company and its Cayman subsidiaries are not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
Hong Kong
Rise HK and Edge Franchising are incorporated in Hong Kong and are subject to Hong Kong Profits Tax, which is currently imposed at the rate of 16.5%, with half-rate of 8.25% may apply for the first HK$2,000 of assessable profits for years of assessment beginning on or after April 1, 201
8
.
PRC
Effective from January 1, 2008, the PRC’s statutory, Enterprise Income Tax (“EIT”) rate is 25%. Preferential EIT rate at 15% is available for entities qualified as “High and New Technology Enterprises” (“HNTE”) . The HNTE certificate is effective for a period of three years.
Dividends, interests, rent or royalties payable by the Group’s PRC subsidiaries, to non-PRC
resident enterprises, and proceeds from any such
non-resident
enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% EIT, namely withholding tax, unless the respective non-PRC
resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.
(Loss)/income before income taxes consists of:

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
PRC	14,121	189,760	181,457	26,065
Non-PRC	(14,797)	24,439	33,800	4,855
	(676)	214,199	215,257	30,920
The current and deferred portions of income tax expense included in the consolidated statements of (loss)/income are as follows:

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Current income tax expense	(51,773)	(65,023)	(64,222)	(9,225)
Deferred income tax expense	(1,151)	(6,740)	(6,475)	(930)
Income tax expense	(52,924)	(71,763)	(70,697)	(10,155)
The reconciliation of the income tax expense for the years ended December 31, 2017, 2018 and 2019 is as follows:

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
(Loss)/ income before income tax	(676)	214,199	215,257	30,920
Income tax benefit/(expense) computed at the PRC statutory tax rate of 25%	169	(53,550)	(53,815)	(7,730)
Effect of different tax rates in different jurisdictions	(8,175)	2,291	(2,286)	(328)
Effect of preferential tax rates	—	—	8,444	1,213
Effect of tax rate change	—	—	(4,483)	(644)
Non-deductible expenses and others	(26,482)	(15,069)	(19,438)	(2,792)
Outside basis difference on investment in WFOE	(4,446)	(6,233)	(9,872)	(1,418)
PRC royalty withholding tax	(6,950)	(6,080)	(1,027)	(148)
Changes in valuation allowance	(7,040)	6,878	11,780	1,692
Income tax expense	(52,924)	(71,763)	(70,697)	(10,155)

The significant components of the Group’s deferred tax assets and liabilities as of December 31, 2018 and 2019 are as follows:

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses	6,680	6,182	888
Tax loss carry forward	24,214	17,075	2,453
Revenue recognition	12,749	5,031	723
Others	992	846	122
Less: Valuation allowance	(37,311)	(16,850)	(2,420)
	7,324	12,284	1,766
Deferred tax liabilities:
Long-lived assets arising from acquisitions	844	7,239	1,040
Outside basis difference on investment in WFOE	13,853	23,725	3,408
Others	455	1,410	204
	15,152	32,374	4,652
Presentation in the consolidated balance sheets:
Deferred tax assets	6,713	11,026	1,584
Deferred tax liabilities	(14,541)	(31,116)	(4,470)
Net deferred tax liabilities	(7,828)	(20,090)	(2,886)
The Group operates through several subsidiaries and the VIEs and valuation allowances are considered for each of the subsidiaries and the VIEs on an individual basis. The Group recorded a valuation allowance against deferred tax assets of those subsidiaries and the VIEs that are individually in a cumulative loss as of December 31, 2018 and 2019. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.
As of December 31, 2019, the aggregate undistributed earnings from the Company’s WFOE and VIEs that are available for distribution are RMB488,462 (US$70,163). The Company has considered its operational funding needs, future development initiatives and its dividend distribution plan, and is permanently reinvesting all but RMB237,252 (US$34,079). Determination of the amount of unrecognized deferred tax liability related to the earnings that are indefinitely reinvested is not practical because of the various associated income taxes including withholding income tax that would be payable upon the distribution of those amounts.

As of December 31, 2018 and 2019, the Group had taxable losses of RMB97,192 and RMB69,861 (US$10,035
)
,
respectively, derived from entities in the PRC and Hong Kong, which can be carried forward per tax regulation to offset future net profit for income tax purposes. The PRC taxable losses as of December 31, 2019 will expire from 2020 to 2024 if not utilized. The Hong Kong taxable losses as of December 31, 2019 can be utilized indefinitely.
As of December 31, 2018 and 2019, the Group had unrecognized tax benefits of RMB7,613 and RMB29,554 (US$4,245), respectively, of which RMB1,389 and nil, respectively were offset against the deferred tax assets on tax losses carry forward, and the remaining amount of RMB6,224 and RMB29,554 (US$4,245), respectively which if ultimately recognized, would impact the effective tax rate. The Group planned to settle unrecognized tax benefits of RMB2,101 (US$302) in cash in the next 12 months, and such amount was classified as income taxes payable. It is possible that the amount of unrecognized benefits will further change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	2018	2019	2019
	RMB	RMB	US$
Balance at January 1,	8,799	7,613	1,094
Additions due to tax positions taken and business combination during the current year	2,636	26,662	3,830
Reversal based on tax positions related to prior years	(171)	(4,721)	(679)
Settlement	(3,463)	—	—
Foreign currency translation adjustments	(188)	—	—
Balance at December 31,	7,613	29,554	4,245
The Group recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expenses. For the years ended December 31, 2017, 2018 and 2019, the Group recognized approximately RMB734, RMB259 and RMB9,123 (US$1,310) in interest, respectively, and RMB nil, RMB1,161, and nil in penalties, respectively. The Group had approximately RMB2,580 and RMB11,703 (US$1,681
)
in accrued interest and penalties recorded in other
non-current
liabilities as of December 31, 2018 and 2019, respectively.
As of December 31, 2019, tax years ended December 31, 201
4
 through 2019 for the WFOE and the VIEs remain open to examination by the PRC tax authorities.